Options (Details Narrative) - USD ($)	3 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Share-based Payment Arrangement [Abstract]
Share-based compensation arrangement by share-based payment award, options, grants in period	0	0
Unrecognized compensation cost	$ 0	$ 0
Share-based compensation arrangement by share-based payment award, options, exercised in period	0	0
Stock option share-based compensation forfeiture rate	4.00%	4.00%